3. Related Party Transactions	3 Months Ended	7 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
3. Related Party Transactions

During the three months ended March 31, 2015 we settled prior obligations due to a related party totaling $340,163 via the issuance of 7,500,000 shares of restricted and unregistered shares of common stock. The settled obligation also represents that balance outstanding as of December 31, 2014.

During the three months ended March 31, 2015 our Chief Compliance Officer agreed to forgive an accrued bonus at December 31, 2014 totaling $100,000. Since we consider our Chief Compliance Officer a related party we have determined the bonus forgiveness was in the nature of a capital contribution and no gain was recognized for the forgiveness of the obligation in the accompanying condensed statement of operations.

We issued a Director 250,000 shares of restricted and unregistered shares of common stock for cash proceeds totaling $25,000 in January 2015.

As part of the Settlement Agreement we entered into on January 22, 2015 we cancelled restricted stock award grants to two of our former officers. Since we did not replace a cancelled award totaling 52,500,000 shares of restricted and unregistered shares of common stock, and effectively repurchased the award for no consideration as assumed by the application of accounting principles generally accepted in the United States, the unrecognized grant-date fair value of the award totaling $9,975,000 was recognized during the three months ended March 31, 2015. Additionally, we cancelled a restricted stock award granted to our current Interim Chief Executive Officer totaling 67,500,000 shares and replaced the award with the grant of 125,000,000 shares of restricted and unregistered shares as part of a new employment agreement on January 29, 2015. The total compensation cost recognized during the three months ended March 31, 2015 associated with the cancellation and replacement of this restricted stock award was $47,500,000.

On May 24, 2014 our prior Chairman and Chief Executive Officer contributed the brands, rights, and ecommerce opportunities of HDIMAX.com and Frontlinewire.com to the Company in exchange for 48,500,000 shares of common stock of the Company. Since we were under control of our founder on the date of the transaction, our founder’s historical cost became the carrying cost of the contributed assets totaling $488. As of December 31, 2014 the cost of registering the websites was fully amortized, however, we maintained the rights to the domain names.

During the period ended December 31, 2014 we paid our founder, Chairman, and Chief Executive Officer and related entities $211,591 for the development of content and other marketing related expenses. The amount is classified in sales and marketing in the accompanying statement of operations.

As of December 31, 2014 we owed a related party $340,163 as result of the related party directly paying third party vendors on our behalf. We do not have any formalized arrangement for the settlement of this obligation and the related party has informally agreed to defer payment until we have obtained the appropriate level of capital resources and liquidity. Since the obligations are effectively due on demand they are classified as current in the accompanying balance sheet.